Debt - Schedule of debt (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 575,922	$ 674,986	$ 526,635
Other	4,320	4,701
Less unamortized debt issuance costs	(12,600)	(16,684)	(15,065)
Less current portion of long-term debt	(5,528)	(5,528)	(3,800)
Long Term Debt Including Related Parties Noncurrent	570,394	669,458	522,835
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross		0	20,500
First Lien Note [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	539,202	541,969	376,200
Second Lien Note [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 45,000	$ 145,000	$ 145,000